Accounts receivable, net	6 Months Ended
Mar. 31, 2025
Accounts receivable, net
Accounts receivable, net

Note 3 – Accounts receivable, net

Accounts receivable consisted of the following:

	As of March 31,	As of September 30,
	2025	2024
	(unaudited)	(audited)
Accounts receivable	$1,374,309	$19,523,108
Less: allowance for credit losses	-	(7,732,717)
Accounts receivable, net	$1,374,309	$11,790,391

The Company’s accounts receivable primarily include balances due from customers when the Company’s activated carbon products are sold and delivered to customers.

The movement of allowance for credit losses was as follows:

	For the six months ended	For the six months ended
	March 31,	September 30,
	2025	2024
	(unaudited)	(audited)
Balance as of beginning of period	$7,732,717	$496,299
Addition	-	7,029,706
Reversal	(7,504,925)	-
Translation adjustments	(227,792)	206,712
Balance as of end of period	-	$7,732,717